Acquisition of Verb Direct - Schedule of Amortization Expense for Future Periods for Intangible Assets (Details) (10-K)	Dec. 31, 2019 USD ($)
Business Combinations [Abstract]
2020	$ 1,255,000
2021	1,195,000
2022	1,135,000
2023	1,075,000
2024 and thereafter	265,000
Total amortization	$ 4,925,000